Offerings	May 27, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, nominal value 1.0 New Israeli Shekel per share (Ordinary Shares), reserved for issuance pursuant to the Elbit Systems Ltd. 2022 Equity Incentive Plan for Employees (the Plan)
Amount Registered | shares	631,030
Proposed Maximum Offering Price per Unit	760.89
Maximum Aggregate Offering Price	$ 480,144,416.7
Fee Rate	0.01381%
Amount of Registration Fee	$ 66,307.94
Offering Note
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 (the “Registration Statement”) shall also cover any additional Ordinary Shares of Elbit Systems Ltd. (the “Registrant”) as may become available for issuance pursuant to the Plan by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration that results in an increase in the number of the Registrant’s outstanding Ordinary Shares.
Estimated solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act of 1933, as amended, pursuant to Rules 457(c) and 457(h) thereunder, the product of 631,030 Ordinary Shares reserved for issuance under the Plan and $760.89, the average of the high and low prices of Ordinary Shares as reported on the Nasdaq Global Select Market on May 21, 2026, which is within five business days of this filing.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares underlying certain outstanding stock options previously granted under the Plan
Amount Registered | shares	211,940
Proposed Maximum Offering Price per Unit	172.01
Maximum Aggregate Offering Price	$ 36,455,799.4
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,034.55
Offering Note
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 (the “Registration Statement”) shall also cover any additional Ordinary Shares of Elbit Systems Ltd. (the “Registrant”) as may become available for issuance pursuant to the Plan by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration that results in an increase in the number of the Registrant’s outstanding Ordinary Shares.
The proposed maximum aggregate offering price per share and proposed maximum aggregate offering price for Ordinary Shares reserved for issuance upon the exercise of certain of the outstanding stock options granted under the Plan are determined using the exercise price of $172.01 per share for each such outstanding stock option.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares underlying certain outstanding stock options previously granted under the Plan
Amount Registered | shares	34,141
Proposed Maximum Offering Price per Unit	216.53
Maximum Aggregate Offering Price	$ 7,392,550.73
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,020.91
Offering Note
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 (the “Registration Statement”) shall also cover any additional Ordinary Shares of Elbit Systems Ltd. (the “Registrant”) as may become available for issuance pursuant to the Plan by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration that results in an increase in the number of the Registrant’s outstanding Ordinary Shares.
The proposed maximum aggregate offering price per share and proposed maximum aggregate offering price for Ordinary Shares reserved for issuance upon the exercise of certain of the outstanding stock options granted under the Plan are determined using the exercise price of $216.53 per share for each such outstanding stock option.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares underlying certain outstanding stock options previously granted under the Plan
Amount Registered | shares	20,797
Proposed Maximum Offering Price per Unit	167.91
Maximum Aggregate Offering Price	$ 3,492,024.27
Fee Rate	0.01381%
Amount of Registration Fee	$ 482.25
Offering Note
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 (the “Registration Statement”) shall also cover any additional Ordinary Shares of Elbit Systems Ltd. (the “Registrant”) as may become available for issuance pursuant to the Plan by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration that results in an increase in the number of the Registrant’s outstanding Ordinary Shares.
The proposed maximum aggregate offering price per share and proposed maximum aggregate offering price for Ordinary Shares reserved for issuance upon the exercise of certain of the outstanding stock options granted under the Plan are determined using the exercise price of $167.91 per share for each such outstanding stock option.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares underlying certain outstanding stock options previously granted under the Plan
Amount Registered | shares	13,500
Proposed Maximum Offering Price per Unit	206.31
Maximum Aggregate Offering Price	$ 2,785,185
Fee Rate	0.01381%
Amount of Registration Fee	$ 384.63
Offering Note
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 (the “Registration Statement”) shall also cover any additional Ordinary Shares of Elbit Systems Ltd. (the “Registrant”) as may become available for issuance pursuant to the Plan by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration that results in an increase in the number of the Registrant’s outstanding Ordinary Shares.
The proposed maximum aggregate offering price per share and proposed maximum aggregate offering price for Ordinary Shares reserved for issuance upon the exercise of certain of the outstanding stock options granted under the Plan are determined using the exercise price of $206.31 per share for each such outstanding stock option.
Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares underlying certain outstanding stock options previously granted under the Plan
Amount Registered | shares	1,800
Proposed Maximum Offering Price per Unit	206.76
Maximum Aggregate Offering Price	$ 372,168
Fee Rate	0.01381%
Amount of Registration Fee	$ 51.40
Offering Note
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 (the “Registration Statement”) shall also cover any additional Ordinary Shares of Elbit Systems Ltd. (the “Registrant”) as may become available for issuance pursuant to the Plan by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration that results in an increase in the number of the Registrant’s outstanding Ordinary Shares.
The proposed maximum aggregate offering price per share and proposed maximum aggregate offering price for Ordinary Shares reserved for issuance upon the exercise of certain of the outstanding stock options granted under the Plan are determined using the exercise price of $206.76 per share for each such outstanding stock option.
Offering: 7
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares underlying certain outstanding stock options previously granted under the Plan
Amount Registered | shares	586,792
Proposed Maximum Offering Price per Unit	204.40
Maximum Aggregate Offering Price	$ 119,940,284.8
Fee Rate	0.01381%
Amount of Registration Fee	$ 16,563.75
Offering Note
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 (the “Registration Statement”) shall also cover any additional Ordinary Shares of Elbit Systems Ltd. (the “Registrant”) as may become available for issuance pursuant to the Plan by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration that results in an increase in the number of the Registrant’s outstanding Ordinary Shares.
The proposed maximum aggregate offering price per share and proposed maximum aggregate offering price for Ordinary Shares reserved for issuance upon the exercise of certain of the outstanding stock options granted under the Plan are determined using the exercise price of $204.40 per share for each such outstanding stock option.